Commitments and Contingencies - Additional information (Details) ¥ in Millions		1 Months Ended
	Apr. 27, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
ATA Online Sale Transaction
Long Term Purchase Commitment [Line Items]
Total consideration | $			$ 200,000,000
Accrual of loss contingency | $				$ 0
ATA Online Sale Transaction | Alpha Advantage Global Limited and Dynamic Fame Limited
Long Term Purchase Commitment [Line Items]
Attorney's fees and other litigation costs | $			$ 15,000,000
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Alpha Advantage Global Limited
Long Term Purchase Commitment [Line Items]
Loss contingency, damages sought, value		¥ 95.0
Attorney's fees and other litigation costs		1.5
ATA Online Sale Transaction | Mr. Xiaofeng Ma | Dynamic Fame Limited
Long Term Purchase Commitment [Line Items]
Loss contingency, damages sought, value		5.0
Attorney's fees and other litigation costs		¥ 0.5
Agreement with Tsinghua University
Long Term Purchase Commitment [Line Items]
Period covered by the purchase agreement	5 years
Maximum amount of funding support under certain circumstances	¥ 50.0
Maximum amount paid of funding support under certain circumstances	40.0
Amount of funding support to be paid current	¥ 10.0